Material accounting policies	6 Months Ended
Jun. 30, 2026
Material accounting policies
Material accounting policies

4Material accounting policies

The same accounting policies and methods of computation have been applied consistently to all periods presented in these unaudited condensed consolidated interim financial statements as compared to the Group’s annual consolidated financial statements for the year ended December 31, 2025. In addition, the accounting policies have been applied consistently throughout the Group.

4.1Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalised during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Other borrowing costs are expensed in the period in which they are incurred and recognised as finance cost.

Refer to note 23.1.

4Material accounting policies (continued)

4.2Financial instruments

4.2.1Financial assets

The Group had the following financial assets:

Financial assets at amortised cost

Financial assets at amortised cost comprise trade receivables. Such assets are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortised cost using the effective interest method, less any impairment losses. A trade receivable without a significant financing component is initially measured at the transaction price.

Fair value through profit or loss

This category comprises the put options. These instruments are carried at fair value with changes in fair value recognised in profit or loss as fair value gains or losses on derivative financial instruments. Transaction costs are recognised in profit or loss immediately when incurred. The Group does not have any financial assets held for trading nor does it voluntarily classify any financial assets as being at fair value through profit or loss. Estimations made and further information is referred to in note 9.

4.2.2Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired.

Fair value through profit or loss

Derivatives are recognised initially at fair value; attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value. Estimations made and further information is in note 9. All changes in the fair value of derivative instruments are accounted for in profit or loss and all proceeds and acquisitions are classified under investing activities in the consolidated cash flow statement.

Financial liabilities at amortised cost

Non-derivative financial liabilities are recognised initially on the date at which the Group becomes a party to the contractual provisions of the instrument. The Group derecognises a financial liability when its contractual obligations are discharged, cancelled or expire.

Non-derivative financial liabilities consist of bank overdrafts, loans and borrowings and trade and other payables.

Such financial liabilities are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortised cost using the effective interest method.

Notes

The Group recognises the Notes when it becomes party to the contractual provisions of the instrument. The Notes comprise a contractual obligation to pay cash interest and principal together with a conversion feature that permits settlement in cash, ordinary shares of the Company, or a combination of cash and ordinary shares in accordance with the terms of the relevant indenture.

4Material accounting policies (continued)

4.2Financial instruments (continued)

4.2.2Financial liabilities (continued)

Notes (continued)

Where the conversion feature meets the definition of an equity instrument under IAS 32, the Notes are accounted for as a compound financial instrument. On initial recognition, the liability component is measured at the fair value of a similar financial liability that does not contain an equity conversion feature. The equity component is measured as the residual amount of the proceeds received after deducting the fair value of the liability component. Directly attributable transaction costs are allocated to the liability and equity components in proportion to their initial carrying amounts.

The liability component is subsequently measured at amortised cost using the effective interest method. Interest expense recognised in profit or loss comprises the contractual coupon interest and the amortisation of the initial discount and allocated transaction costs. The equity component is not remeasured after initial recognition.

Where the conversion feature or other embedded features do not meet the criteria for equity classification, the relevant feature is recognised separately as a derivative financial liability measured at fair value through profit or loss, (“FVTPL”) at each reporting date. Fair value changes are recognised directly in the profit or loss as fair value gains or losses. Any directly attributable transaction costs are allocated to the liability and derivative components in proportion to their initial carrying amounts. Such allocated transaction costs for the derivative component are recognised in the profit or loss.

Upon conversion, redemption, repurchase, maturity or other extinguishment of the Notes, the carrying amounts of the host debt liability and derivative financial liability are derecognised. The consideration paid or issued is allocated between the extinguishment of the host debt liability and settlement of the derivative financial liability based on their respective fair values at the transaction date. Any resulting gain or loss on extinguishment or remeasurement is recognised in profit or loss.

As the Notes were issued to primarily fund the development of the Bilboes project, a qualifying asset under IAS 23, the borrowing costs are capitalised to the asset in accordance with IAS 23.